ABSOLUTE CAPITAL OPPORTUNITIES FUND (the "Fund")

Supplement dated July 5, 2017 to the Prospectus dated August 1, 2016, as supplemented

On June 15, 2017, Kovitz Investment Group Partners, LLC ("Kovitz"), an investment subadviser to the Fund, advised the Board of Trustees ("Board") of Forum Funds ("Trust") that a parent entity of Kovitz expected to enter into an arrangement that would cause Kovitz to undergo a change in control, resulting in the automatic termination of the investment subadvisory agreement between Absolute Investment Advisers LLC ("Absolute") and Kovitz.

In anticipation of the change in control of Kovitz, and to provide for continuity of management, on June 15, 2017, the Board approved the termination of the existing subadvisory agreement between Absolute and Kovitz and approved a new, permanent investment subadvisory agreement between Absolute and Kovitz ("Subadvisory Agreement") effective upon the close of the change of control transaction. Pursuant to an exemptive order from the U.S. Securities and Exchange Commission, Absolute, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new Subadvisers for the Fund without obtaining approval of Fund shareholders.

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For more information, please contact a Fund customer service representative toll free at
 (888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CAPITAL OPPORTUNITIES FUND (the "Fund")

Supplement dated July 5, 2017 to the Statement of Additional Information ("SAI") dated August 1, 2016, as supplemented

1.
The table entitled "Ownership of Adviser and Subadvisers" in the sub-section entitled "F. Investment Adviser" in the section entitled "Board of Trustees, Management and Service Providers" of the SAI is hereby deleted in its entirety and replaced with the following:

Adviser	Controlling Persons/Entities
Absolute Investment Advisers LLC	None
Subadvisers	Controlling Persons/Entities
Kovitz Investment Group Partners, LLC	Focus Financial Partners, LLC
St. James Investment Company, LLC	Robert J. Mark

* * *

For more information, please contact a Fund customer service representative toll free at
 (888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.